EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 91.4%
	ADVERTISING & MARKETING - 2.4%
19,563	Interpublic Group of Companies, Inc. (The)	$ 538,569

	AEROSPACE & DEFENSE - 1.2%
6,529	Aerojet Rocketdyne Holdings, Inc.(a)	265,077

	APPAREL & TEXTILE PRODUCTS - 0.0%(b)
32	Carter's, Inc.	2,255

	ASSET MANAGEMENT - 5.4%
7,700	Ares Management Corporation, Class A	437,822
4,250	LPL Financial Holdings, Inc.	784,040
		1,221,862
	BEVERAGES - 3.3%
1,307	Coca-Cola Consolidated, Inc.	737,017

	BIOTECH & PHARMA - 3.1%
8,166	Halozyme Therapeutics, Inc.(a)	359,304
4,201	Horizon Therapeutics plc(a)	335,072
		694,376
	CHEMICALS - 1.4%
1,988	Avery Dennison Corporation	321,798

	COMMERCIAL SUPPORT SERVICES - 7.3%
3,545	AMN Healthcare Services, Inc.(a)	388,922
4,205	Brink's Company (The)	255,286
9,910	Robert Half International, Inc.	742,160
3,836	TriNet Group, Inc.(a)	297,750
		1,684,118
	CONTAINERS & PACKAGING - 3.4%
6,641	Berry Global Group, Inc.(a)	362,864
4,288	Crown Holdings, Inc.	395,225
		758,089
	ELECTRICAL EQUIPMENT - 3.3%
2,529	A O Smith Corporation	138,286

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 91.4% (Continued)
	ELECTRICAL EQUIPMENT - 3.3% (Continued)
2,433	Chase Corporation	$ 189,312
1,677	Generac Holdings, Inc.(a)	353,143
437	Hubbell, Inc.	78,039
		758,780
	ENGINEERING & CONSTRUCTION - 1.9%
3,412	Quanta Services, Inc.	427,660

	ENTERTAINMENT CONTENT - 0.7%
1,384	Take-Two Interactive Software, Inc.(a)	169,628

	GAMING REITS - 0.1%
397	Gaming and Leisure Properties, Inc.	18,206

	HEALTH CARE FACILITIES & SERVICES - 5.7%
435	Chemed Corporation	204,185
5,044	Henry Schein, Inc.(a)	387,077
1,511	Medpace Holdings, Inc.(a)	226,151
1,705	Molina Healthcare, Inc.(a)	476,735
		1,294,148
	INDUSTRIAL SUPPORT SERVICES - 2.0%
1,880	United Rentals, Inc.(a)	456,671

	INSURANCE - 1.8%
2,394	Assurant, Inc.	413,803

	INTERNET MEDIA & SERVICES - 1.5%
5,839	Shutterstock, Inc.	334,633

	LEISURE FACILITIES & SERVICES - 3.8%
6,036	Dine Brands Global, Inc.	392,823
3,100	Jack in the Box, Inc.	173,786
1,394	Vail Resorts, Inc.	303,962
		870,571

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 91.4% (Continued)
	LEISURE PRODUCTS - 2.8%
7,460	OneWater Marine, Inc.	$ 246,553
3,876	Polaris, Inc.	384,809
		631,362
	MACHINERY - 4.4%
5,500	Donaldson Company, Inc.	264,770
3,496	Lincoln Electric Holdings, Inc.	431,266
3,872	Toro Company (The)	293,459
		989,495
	MEDICAL EQUIPMENT & DEVICES - 6.4%
8,068	Bruker Corporation	506,348
6,429	Globus Medical, Inc., Class A(a)	360,924
1,283	QuidelOrtho Corporation(a)	124,682
7,128	Surmodics, Inc.(a)	265,375
8,412	Vericel Corporation(a)	211,814
		1,469,143
	OIL & GAS PRODUCERS - 1.6%
3,700	Denbury, Inc.(a)	221,963
640	Murphy USA, Inc.	149,037
		371,000
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
13,862	Core Laboratories N.V.	274,606

	PUBLISHING & BROADCASTING - 0.4%
500	Nexstar Media Group, Inc., Class A	81,440

	RETAIL - CONSUMER STAPLES - 3.4%
6,800	BJ's Wholesale Club Holdings, Inc.(a)	423,777
1,935	Casey's General Stores, Inc.	357,936
		781,713
	RETAIL - DISCRETIONARY - 0.6%
1,125	Williams-Sonoma, Inc.	124,819

	SEMICONDUCTORS - 3.2%
1,607	Marvell Technology, Inc.	69,953

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 91.4% (Continued)
	SEMICONDUCTORS - 3.2% (Continued)
5,476	Semtech Corporation(a)	$ 301,016
4,064	Teradyne, Inc.	363,931
		734,900
	SOFTWARE - 10.0%
13,376	Agilysys, Inc.(a)	632,283
20,375	American Software, Inc., Class A	329,260
16,206	Calix, Inc.(a)	553,273
8,148	CommVault Systems, Inc.(a)	512,509
4,186	Envestnet, Inc.(a)	220,895
37	Omnicell, Inc.(a)	4,209
		2,252,429
	SPECIALTY FINANCE - 1.7%
10,318	Fidelity National Financial, Inc.	381,353

	TECHNOLOGY HARDWARE - 2.5%
22,201	Extreme Networks, Inc.(a)	198,033
20,602	Sonos, Inc.(a)	371,660
		569,693
	TECHNOLOGY SERVICES - 3.4%
2,728	Euronet Worldwide, Inc.(a)	274,410
762	Fair Isaac Corporation(a)	305,486
2,807	TTEC Holdings, Inc.	190,567
		770,463
	TRANSPORTATION & LOGISTICS - 1.5%
225	GXO Logistics, Inc.(a)	9,736
2,160	Landstar System, Inc.	314,107
225	XPO Logistics, Inc.(a)	10,836
		334,679

	TOTAL COMMON STOCKS (Cost $13,992,340)	20,734,356

	TOTAL INVESTMENTS - 91.4% (Cost $13,992,340)	$ 20,734,356
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.6%	1,940,053
	NET ASSETS - 100.0%	$ 22,674,409

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.